PROPERTY, PLANT AND EQUIPMENT - Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	€ 1,575,200	€ 1,457,825
Property, plant and equipment, ending balance	1,828,784	1,575,200
Right-of-use assets	116,371	68,255	€ 54,148
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,537,146	4,197,863
Additions	556,956	423,815
Divestitures	(85,461)	(78,604)
Reclassifications	(34,896)	(2,303)
Translation differences and other movements	2,493	(3,625)
Property, plant and equipment, ending balance	4,976,238	4,537,146
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,961,946)	(2,740,038)
Depreciation	299,638	290,204
Divestitures	80,364	66,061
Reclassifications	(33,176)
Translation differences and other movements	590	2,235
Property, plant and equipment, ending balance	(3,147,454)	(2,961,946)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	151,229	131,990
Property, plant and equipment, ending balance	152,813	151,229
Right-of-use assets	0	0	0
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	151,229	131,990
Additions	1,565	2,014
Divestitures	0	0
Reclassifications	1	17,235
Translation differences and other movements	18	(10)
Property, plant and equipment, ending balance	152,813	151,229
Land | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Reclassifications	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	0	0
Industrial buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	291,079	278,676
Property, plant and equipment, ending balance	408,041	291,079
Right-of-use assets	38,918	22,971	18,972
Industrial buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	523,147	498,052
Additions	56,504	29,948
Divestitures	(2,853)	(12,935)
Reclassifications	80,119	9,132
Translation differences and other movements	509	(1,050)
Property, plant and equipment, ending balance	657,426	523,147
Industrial buildings | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(232,068)	(219,376)
Depreciation	27,042	21,654
Divestitures	1,516	8,338
Reclassifications	(8,153)
Translation differences and other movements	56	624
Property, plant and equipment, ending balance	(249,385)	(232,068)
Plant, machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	658,112	727,209
Property, plant and equipment, ending balance	647,839	658,112
Right-of-use assets	8,569	3,396	2,756
Plant, machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,205,733	3,070,534
Additions	105,175	113,282
Divestitures	(75,491)	(40,270)
Reclassifications	116,426	62,236
Translation differences and other movements	(1,848)	(49)
Property, plant and equipment, ending balance	3,349,995	3,205,733
Plant, machinery and equipment | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,547,621)	(2,343,325)
Depreciation	243,424	243,633
Divestitures	72,308	39,322
Reclassifications	(12,355)
Translation differences and other movements	4,226	15
Property, plant and equipment, ending balance	(2,702,156)	(2,547,621)
Other assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	82,988	81,336
Property, plant and equipment, ending balance	120,956	82,988
Right-of-use assets	68,884	41,888	32,420
Other assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	265,245	258,673
Additions	60,804	36,416
Divestitures	(7,039)	(25,030)
Reclassifications	(6,600)	(2,303)
Translation differences and other movements	4,459	(2,511)
Property, plant and equipment, ending balance	316,869	265,245
Other assets | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(182,257)	(177,337)
Depreciation	29,172	24,917
Divestitures	6,540	18,401
Reclassifications	(12,668)
Translation differences and other movements	(3,692)	1,596
Property, plant and equipment, ending balance	(195,913)	(182,257)
Advances and assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	391,792	238,614
Property, plant and equipment, ending balance	499,135	391,792
Right-of-use assets	0	0	€ 0
Advances and assets under construction | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	391,792	238,614
Additions	332,908	242,155
Divestitures	(78)	(369)
Reclassifications	(224,842)	(88,603)
Translation differences and other movements	(645)	(5)
Property, plant and equipment, ending balance	499,135	391,792
Advances and assets under construction | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Divestitures	0	0
Reclassifications	0
Translation differences and other movements	0	0
Property, plant and equipment, ending balance	€ 0	€ 0